Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	September 30, 2022	December 31, 2021
Accrued legal contingencies	$14,606	$16,881
Engineering, design and testing services received not invoiced	7,637	6,620
Deposits from customers	3,708	4,354
Accrued legal contingencies due to affiliates	6,551	6,673
Obligation to issue registered shares of Class A Common Stock (1)	—	12,635
Bridge Warrants (2)	4,686	—
Other current liabilities	8,916	21,597
Total accrued expenses and other current liabilities	$46,104	$68,760

	2021	2020
Accrued expenses and other current liabilities
Accrued payroll and benefits	$21,752	$19,180
Accrued legal contingencies	16,881	5,025
Capital lease, current portion	2,574	4,396
Tooling, machinery, and equipment received not invoiced	7,243	509
Engineering, design, and testing services received not invoiced	6,620	—
Deposits from customers	4,354	3,523
Due to affiliates	6,673	5,123
Obligation to issue registered shares of Class A Common Stock	12,635	—
Other current liabilities	11,780	14,626
Total accrued expenses and other current liabilities	$90,512	$52,382